Income taxes (Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Income tax expense (benefit) at the statutory rate									$ (47,013)	$ 84,882	$ 65,129
State taxes, net of federal tax benefit									(1,157)	4,132	3,428
Non-U.S. operations									6,300	(15,060)	(6,908)
Domestic incentives									(250)	(4,412)	(2,544)
Prior year federal, non-U.S. and state tax									(518)	(1,692)	(4,059)
Nondeductible expenses									279	663	1,341
Goodwill impairment									27,210	0	0
Other									210	(368)	91
Provision for income tax expense (benefit)	$ (28,387)	$ 932	$ 1,911	$ 10,605	$ 15,750	$ 21,332	$ 15,407	$ 15,656	$ (14,939)	$ 68,145	$ 56,478
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Income tax expense (benefit) at the statutory rate									35.00%	35.00%	35.00%
State taxes, net of federal tax benefit									0.90%	1.70%	1.90%
Non-U.S. operations									(4.70%)	(6.20%)	(3.70%)
Domestic incentives									0.20%	(1.80%)	(1.40%)
Prior year federal, non-U.S. and state tax									0.40%	(0.70%)	(2.20%)
Nondeductible expenses									(0.20%)	0.30%	0.70%
Goodwill impairment									(20.30%)	0.00%	0.00%
Other									(0.20%)	(0.20%)	0.10%
Effective income tax rate									11.10%	28.10%	30.40%